TPG Private Markets Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2026
		Cost	Fair Value	% of Net Assets	Initial Acquisition Date
INVESTMENT INTERESTS - 80.43%

DIRECT ACCESS INVESTMENTS - 80.43%
T-POP Investment Holdings I, L.P.		$ 70,486,043	$ 97,164,629	12.65%	10/07/2025
T-POP Investment Holdings II, L.P.		85,041,588	89,437,399	11.65%	10/31/2025
T-POP Investment Holdings III, L.P.		44,187,381	82,557,561	10.75%	10/15/2025
T-POP Investment Holdings IV, L.P.		75,973,985	81,716,624	10.64%	10/14/2025
T-POP Investment Holdings V, L.P.		39,566,905	99,060,838	12.90%	10/29/2025
T-POP Investment Holdings VI, L.P.		68,476,102	76,185,743	9.92%	10/31/2025
T-POP Investment Holdings VII, L.P.		73,558,876	91,532,478	11.92%	10/29/2025
TOTAL INVESTMENT INTERESTS		$ 457,290,880	$ 617,655,272	80.43%

SHORT-TERM INVESTMENTS - 19.57%	Shares
MONEY MARKET FUND - 19.57%
Fidelity Treasury Portfolio Class I, 3.55% (1)	150,297,172	150,297,172	150,297,172	19.57%
TOTAL SHORT-TERM INVESTMENTS		$ 150,297,172	$ 150,297,172	19.57%

TOTAL INVESTMENTS - 100.00% (Cost - $607,588,052)			$ 767,952,444
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%(2)			26,067
NET ASSETS - 100.00%			$ 767,978,511

(1)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2026.
(2) Rounds to less than 0.01%.